THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
   NOVEMBER 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
           WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2006.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: September 30, 2005
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                          [ ] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Offshore Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. McNally
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally         St. Francis, Wisconsin       February 15, 2006
----------------------         ----------------------       -----------------
     (Signature)                    (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $190,502 (thousands)

List of Other Included Managers:            None

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                                                  FORM 13F INFORMATION TABLE
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     Column 1     Column 2    Column 3   Column 4             Column 5           Column 6     Column 7            Column 8
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                                                                                                              Voting Authority
                  Title of                 Value      Shrs or     SH/    Put/   Investment     Other     -------- ---------- -------
                    Class      CUSIP     (X$1000)     Prn Amt     PRN    Call   Discretion    Managers    Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
BEI Technologies  Common     05538P104      $3,772     107,800    SH               Sole                    X
Inc
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Cablevision
Systems Corp      Common     12686C109     $27,169     843,750    SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
LABONE Inc New    Common     50540L105     $20,560     472,640    SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Petrokazakhstan
Inc               Common     71649P102     $15,308     281,250    SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Petrokazakhstan
Inc               Option     71649P902      $6,575     120,800            Call     Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp         Common     001957505        $371      18,750    SH               Sole                    X
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Chiron Corp       Common     170040109     $51,540   1,180,760    SH               Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Hibernia Corp     Common     428656102     $36,799   1,225,000    SH               Sole                    X
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Hibernia Corp     Option     428656902     $10,514     350,000            Call     Sole                    X
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Medicis
Pharmaceutical    Common     584690309      $1,309      41,250    SH               Sole                    X
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Verizon
Communications
Inc               Option     92343V904      $5,182     150,000            Call     Sole                    X
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Metals USA Inc    Common     591324207     $11,403     557,325    SH               Sole                    X
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